Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2065 Portfolio	Sep. 22, 2023 USD ($)
VIP Freedom 2065 Portfolio - Initial Class
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	786
VIP Freedom 2065 Portfolio - Service Class
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
VIP Freedom 2065 Portfolio - Service Class 2
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084